U.S. Income Taxes (Details Textual) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
U.S. Income Taxes [Textual]
U.S. federal net operating loss carry forwards	$ 20,416,000	$ 20,106,000
Operating loss carryforwards expiration, description	Expiring in various amounts from fiscal year 2017 to fiscal year 2037.	Expiring in various amounts from fiscal year 2017 to fiscal year 2036.